INVENTORIES, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INVENTORIES, NET
INVENTORIES, NET

NOTE 4. INVENTORIES, NET

Our inventories consisted of the following:

	March 31,	December 31,
	2021	2020
Work-in-progress and finished goods	419,825	371,799
Less: Inventory reserves	—	—
Total inventories	$419,825	$371,799

NOTE 6. INVENTORIES, NET

Our inventories consistent of the following:

	December 31,	December 31,
	2020	2019
Raw materials	$8,137	$—
Work-in-progress and finished goods	363,662	—
Less: Inventory reserves	—	—
Total inventories	$371,799	$—